Restructuring, Impairment, and Plant Closing and Transition Costs	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Plant Closing and Transition Costs
Note 6. Restructuring, Impairment, and Plant Closing and Transition Costs

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany manufacturing site. As part of the program, we recorded restructuring expense of $4 million and $15 million for the three and six months ended June 30, 2021, respectively, all of which is related to employee benefits. We expect to incur additional cash charges of approximately $7 million through the end of 2022, of which $3 million relates to plant shut down costs and $4 million relates to other employee costs. We expect $6 million of these future costs will relate to the Titanium Dioxide segment and $1 million will relate to the Performance Additives segment.

Titanium Dioxide Segment

In March 2017, we implemented a plan to close the white-end finishing and packaging operation of our titanium dioxide manufacturing facility at our Calais, France site. The announced plan followed the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $6 million and $7 million for the three and six months ended June 30, 2021 and $1 million and $3 million for the three and six months ended June 30, 2020, all of which related to plant shutdown costs. $5 million of the plant shutdown costs recorded in the second quarter of 2021 were non-restructuring plant closure costs. We expect to incur additional cash plant shutdown costs for our Calais, France facility of approximately $9 million through 2023.

In September 2018, we implemented a plan to close our Pori, Finland titanium dioxide manufacturing facility. As part of the program, we recorded restructuring expense of $1 million for the three months ended June 30, 2021. This restructuring expense consists of $1 million of cash plant shutdown costs. We recorded restructuring expense of $3 million for the six months ended June 30, 2021, of which $1 million related to other employee costs and $2 million related to plant shutdown costs. This restructuring expense consists of $3 million of cash expense.

We recorded restructuring expense of $4 million for the three months ended June 30, 2020, of which $1 million was related to accelerated depreciation, $1 million related to employee benefits and $2 million related to plant shutdown costs. This restructuring expense consists of $3 million of cash expense and a noncash expense of $1 million. We recorded restructuring expense of $8 million for the six months ended June 30, 2020 of which $2 million was related to accelerated depreciation, $2 million related to employee benefits and $4 million related to plant shutdown costs. This restructuring expense consists of $6 million of cash expense and a noncash expense of $2 million.

We expect to incur additional charges related to our Pori facility of approximately $78 million through the end of 2024, of which $6 million relates to accelerated depreciation, $69 million relates to plant shut down costs, $1 million relates to other employee costs and $2 million relates to the write off of other assets. Future charges consist of $8 million of noncash costs and $70 million of cash costs.

Performance Additives Segment

In May 2021, we completed the sale of our water treatment business for approximately $6 million in cash. We recorded a loss on disposal of $2 million, subject to future working capital adjustments, which is included in Other income in our unaudited condensed consolidated statements of operations.
Accrued Restructuring and Plant Closing and Transition Costs

As of June 30, 2021 and December 31, 2020, accrued restructuring and plant closing and transition costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	—	2	2
2021 charges for 2018 initiatives	1	2	3
2021 charges for 2020 initiatives	14	1	15
2021 payments for 2017 and prior initiatives	(1)	(2)	(3)
2021 payments for 2018 initiatives	(2)	(2)	(4)
2021 payments for 2020 initiatives	—	(1)	(1)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued liabilities as of June 30, 2021	$29	$1	$30

(1)The total workforce reduction reserves of $29 million relate to the termination of 197 positions, of which 7 positions have been terminated but require future payment as of June 30, 2021.
(2)Accrued liabilities remaining at June 30, 2021 and December 31, 2020 by year of initiatives were as follows:

	June 30, 2021	December 31, 2020
2017 initiatives and prior	$3	$4
2018 initiatives	4	5
2020 initiatives	23	10
Total	$30	$19
Details with respect to our reserves for restructuring, impairment and plant closing and transition costs are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued liabilities as of December 31, 2020	$18	$1	$19
2021 charges for 2017 and prior initiatives	2	—	2
2021 charges for 2018 initiatives	3	—	3
2021 charges for 2020 initiatives	15	—	15
2021 payments for 2017 and prior initiatives	(3)	—	(3)
2021 payments for 2018 initiatives	(4)	—	(4)
2021 payments for 2020 initiatives	(1)	—	(1)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued liabilities as of June 30, 2021	$29	$1	$30
Current portion of restructuring reserves	$21	$1	$22
Long-term portion of restructuring reserve	$8	$—	$8

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to major cost type of restructuring charges and other plant closure costs for the three and six months ended June 30, 2021 and 2020 by initiative are provided below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Cash charges	$6	$4	$20	$10
Accelerated depreciation	—	1	—	2
Other plant closure costs	5	—	5	—
Total Restructuring, Impairment and Plant Closing and Transition Costs	$11	$5	$25	$12